Note 29 - Related party transactions (Detail) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended						4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended			4 Months Ended	12 Months Ended							4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended													12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 10, 2010 USD ($)	Mar. 16, 2010 USD ($)	Jan. 13, 2010 USD ($)		Dec. 31, 2010 PT Linktone's Total Revenue Generated From the VAS Short Codes Owned By Infokom [Member] USD ($)	Dec. 31, 2012 PT Linktone's Total Revenue Generated From the VAS Short Codes Owned By Infokom [Member] USD ($)	Dec. 31, 2011 PT Linktone's Total Revenue Generated From the VAS Short Codes Owned By Infokom [Member] USD ($)	Dec. 31, 2010 PT Linktone's Total Revenue Generated From the VAS Acces Number Owned By MNC [Member] USD ($)	Dec. 31, 2011 PT Linktone's Total Revenue Generated From the Self-Owned (Formerly MNC) VAS Short Codes [Member] USD ($)	Dec. 31, 2012 Infokom [Member] USD ($)	Dec. 31, 2011 Infokom [Member] USD ($)	Dec. 31, 2010 PT Linktone Purchased Content From MNC And Its Subsidiaries [Member] USD ($)	Dec. 31, 2012 Fees Payable To Infokom [Member] USD ($)	Dec. 31, 2011 Fees Payable To Infokom [Member] USD ($)	Dec. 31, 2012 PT Linktone Revenue Generated From Other Than VAS Including TV Promotions and Trading From MNC [Member] USD ($)	Dec. 31, 2011 PT Linktone Revenue Generated From Other Than VAS Including TV Promotions and Trading From MNC [Member] USD ($)	Dec. 31, 2012 MNC [Member] USD ($)	Dec. 31, 2012 MNC [Member] IDR	Dec. 31, 2011 MNC [Member] USD ($)	Dec. 31, 2010 PT Linktone Payment To MNC TV [Member] USD ($)	Dec. 31, 2012 PT Linktone Payment To MNC TV [Member] USD ($)	Dec. 31, 2011 PT Linktone Payment To MNC TV [Member] USD ($)	Dec. 31, 2010 PT Linktone Payment To Global TV [Member] USD ($)	Dec. 31, 2011 PT Linktone Payment To Global TV [Member] USD ($)	Dec. 31, 2012 Cooperation With PT Rajawali Citra Televisi Indonesia ("RCTI") [Member] USD ($)	Dec. 20, 2010 "Aerospace Satellite" [Member] Secured Note [Member] USD ($)	Dec. 20, 2010 Secured Notes Issued By "Aerospace Satellite" [Member]	Dec. 31, 2011 Secured Notes Issued By "Aerospace Satellite" [Member] USD ($)	Dec. 31, 2010 Secured Notes Issued By "Aerospace Satellite" [Member] USD ($)	Dec. 31, 2010 Interest Income From Notes Issued By "Aerospace Satellite" [Member] USD ($)	Dec. 31, 2012 Common Shares of PT Global Mediacom TBK [Member] USD ($)	Dec. 31, 2011 Common Shares of PT Global Mediacom TBK [Member] USD ($)	Dec. 31, 2011 Common Shares of PT Global Mediacom TBK [Member] IDR	Dec. 31, 2012 PT Bhakti Investama Common Shares [Member]	Dec. 31, 2012 MNC Common Shares [Member]	Dec. 31, 2012 PT Sky Vision Tbk Common Shares [Member]	Dec. 31, 2012 Term Loan Extended to Innoform [Member] USD ($)	Dec. 31, 2011 Term Loan Extended to Innoform [Member] USD ($)	Oct. 31, 2010 Term Loan Extended to Innoform [Member] SGD	Dec. 31, 2012 Credit Facility Extended to Innoform [Member] USD ($)	Dec. 31, 2011 Credit Facility Extended to Innoform [Member] USD ($)	May 31, 2011 Credit Facility Extended to Innoform [Member] USD ($)	May 31, 2011 Credit Facility Extended to Innoform [Member] SGD	Dec. 31, 2012 Innoform International Ltd ("IIL") Revenue Generated From MNC International Ltd ("MIL") [Member] USD ($)	Dec. 31, 2012 Fixed Fees Paid By Innoform International Ltd ("ILL") To MNC International Ltd ("MIL") [Member] USD ($)	May 31, 2012 Okezone.com and Certain Fixed Assets [Member] USD ($)	May 31, 2012 Okezone.com and Certain Fixed Assets [Member] IDR	May 01, 2012 Okezone.com and Certain Fixed Assets [Member] USD ($)	May 01, 2012 Okezone.com and Certain Fixed Assets [Member] IDR	Dec. 31, 2012 Sub-Limit For Overdraft Facility Extended to Innoform [Member] USD ($)	Dec. 31, 2012 Sub-Limit For Overdraft Facility Extended to Innoform [Member] SGD	Dec. 31, 2011 Sub-Limit For Overdraft Facility Extended to Innoform [Member] USD ($)	Dec. 31, 2011 Sub-Limit For Overdraft Facility Extended to Innoform [Member] SGD	May 31, 2011 Sub-Limit For Overdraft Facility Extended to Innoform [Member] USD ($)	May 31, 2011 Sub-Limit For Overdraft Facility Extended to Innoform [Member] SGD
Revenue from Related Parties							$ 1,569,369	$ 1,879,218	$ 4,671,003	$ 260,239	$ 2,316,087						$ 11,757	$ 264,053									$ 600,000					$ 318,750														$ 1,243,710
Due from Related Parties	1,756,401	2,375,450										1,609,155	2,333,799						31,861		25,383
Related Party Transaction, Purchases from Related Party														354,620														20,000,000
Related Party Transaction, Expenses from Transactions with Related Party															202,805	326,490						100,000	170,093	700,000	100,000	700,000																					1,133,646
Related Party Transaction, Rate																			8.00%	8.00%									12.75%
Notes Receivable, Fair Value Disclosure																															19,800,000
Gain (Loss) on Sale of Notes Receivable																														1,110,646
Related Party, Shares Purchased (in Shares)																																		357	357	708	53	65
Related Party, Average Price of Shares Purchased (in Rupiahs per share)																																		$ 0.095	826.000
Related Party, Average Price of Shares Purchased (in Dollars per share)																																		$ 0.095	826.000
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax		4,453,157																																4,453,157
Related Party, Shares Sold																																	357,000,000
Available-for-sale Securities, Gross Realized Gains																																	27,900,000
Trading Securities, Unrealized Holding Gain	6,742,971
Debt Instrument, Face Amount (in Dollars)																																									2,000,000
Line of Credit Facility, Maximum Borrowing Capacity																																												7,700,000	10,000,000											2,300,000	3,000,000
Line of Credit Facility, Amount Outstanding	4,580,403.0	2,389,790.0																																								5,100,000.0	4,300,000.0									500,000.0	600,000.0	1,900,000.0	2,400,000.0
Loans Payable to Bank																																							500,000	1,000,000
Due to Related Parties	456,765	16,198																																													448,021
Business Acquisition, Purchase Price Allocation, Assets Acquired (in Rupiahs)			11,842,217	19,550,685	3,280,869																																											200,000	1,700,000,000
Business Acquisition, Purchase Price Allocation, Assets Acquired			11,842,217	19,550,685	3,280,869																																											200,000	1,700,000,000
Business Acquisition, Cost of Acquired Entity, Cash Paid					3,295,115	[1]																																												500,000	4,500,000,000
Proceeds from Related Party Debt	$ 518,500																		$ 518,500	5,000,000,000

[1]	The cash consideration was paid in January 2010.